Operating Segment Information - Summary of Non-current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Operating Segments [Line Items]
Non-current assets	$ 154,291	$ 128,149
China
Disclosure Of Operating Segments [Line Items]
Non-current assets	48,370	43,953
United States
Disclosure Of Operating Segments [Line Items]
Non-current assets	98,455	78,022
Other Countries
Disclosure Of Operating Segments [Line Items]
Non-current assets	$ 7,466	$ 6,174